UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         02-14-2012
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 91
                                        -------------------

Form 13F Information Table Value Total: $165,279
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2945000     36040      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100       3590000     63850      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101        331000      9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        570000      6694      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103        409000     13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109        816000     17300      SOLE               X
AMGEN INC.                          Common Stock     031162100       1829000     28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110         389000      5100      SOLE               X
APPLE COMPUTER                      Common Stock     037833100      26715000     65963      SOLE               X
BHP BILLITON LTD ADR                Common Stock     088606108        275000      3900      SOLE               X
BP plc (ADR)                        Common Stock     055622104        991000     23200      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107        982000     20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100        426000     21421      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104        263000     47429      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109       2592000     52400      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       1473000     19310      SOLE               X
BOEING CORPORATION                  Common Stock     097023105       2484000     33875      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       1821000     51700      SOLE               X
BROADCOM CORP                       Common Stock     111320107        598000     20400      SOLE               X
CATERPILLAR, INC.                   Common Stock     149123101        607000      6700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100        686000      6450      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102       1418000     78475      SOLE               X
COCA COLA                           Common Stock     191216100       3764000     53808      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       2328000     25200      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104        546000      7500      SOLE               X
CORNING INC.                        Common Stock     219350105        454000     35000      SOLE               X
CUMMINS INC.                        Common Stock     231021106        510000      5800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100        361000      8100      SOLE               X
DEERE & COMPANY                     Common Stock     24419910         518000      6700      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103       1308000     21100      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106       1937000     51675      SOLE               X
DOVER CORP                          Common Stock     260003108       1584000     27300      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       1705000     37259      SOLE               X
EMC CORPORATION                     Common Stock     26864810         269000     12500      SOLE               X
EMERSON CO.                         Common Stock     291011104       3154000     67700      SOLE               X
EXELIS, INC.                        Common Stock     30162A108        130000     14400      SOLE               X
EXXON MOBIL                         Common Stock     30231G102       8025000     94682      SOLE               X
FAMILY DOLLAR STORES, INC.          Common Stock     307000109        380000      6600      SOLE               X
FEDEX CORP                          Common Stock     31428X106        668000      8000      SOLE               X
FIDELITY NATIONAL INFORMATION
  SERVICES, INC.                    Common Stock     31620M106        489000     18400      SOLE               X
FLUOR CORP                          Common Stock     343412102        718000     14300      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103       2884000    161037      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104        574000      6350      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508        671000      1040      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101       1111000     32200      SOLE               X
HOME DEPOT                          Common Stock     437076102        630000     15000      SOLE               X
HONEYWELL INTL                      Common Stock     438516106       2896000     53300      SOLE               X
IBM CORPORATION                     Common Stock     459200101       5154000     28032      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        265000      7000      SOLE               X
INTEL CORP.                         Common Stock     458140100       1246000     51400      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100       2926000     88020      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1558000     38400      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104       7490000    114222      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103        882000     12000      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104        706000     18900      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104        526000      7900      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108        623000     15000      SOLE               X
MS BUFFERED JUMP VALUE
  S&P 02/27/2015                    Common Stock     61760P205        243000     25000      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        377000      5000      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101       3275000     32650      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104       1913000     73700      SOLE               X
MONSANTO                            Common Stock     61166W101        315000      4500      SOLE               X
MORGAN STANLEY                      Common Stock     617446448        320000     21175      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406        225000      3900      SOLE               X
NIKE INC.                           Common Stock     654106103       1782000     18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1690000     23200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109       1440000     25200      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105       2031000     79200      SOLE               X
PALL CORPORATION                    Common Stock     696429307       1885000     33000      SOLE               X
PEPSICO                             Common Stock     713448108       1945000     29320      SOLE               X
PFIZER                              Common Stock     717081103        766000     35400      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       1130000     14400      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105       2059000     12500      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109       7402000    110970      SOLE               X
QUALCOMM                            Common Stock     747525103       2981000     54500      SOLE               X
RESEARCH IN MOTION, LTD             Common Stock     760975102        184000     12700      SOLE               X
SARA LEE CORP                       Common Stock     803111103        378000     20000      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108       3555000     52046      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101        531000     10700      SOLE               X
THOMAS & BETTS CORP.                Common Stock     884315102        655000     12000      SOLE               X
TIME WARNER INC.                    Common Stock     887317105        211000      5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108        953000      9000      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106       4025000     55000      SOLE               X
VALSPAR CORPORATION                 Common Stock     920355104       1679000     43100      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        424000     11100      SOLE               X
WATERS CORP                         Common Stock     941848103       5190000     70100      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1676000     49000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       1088000     39500      SOLE               X
XYLEM INC.                          Common Stock     98419M100        369000     14400      SOLE               X
YUM! BRANDS                         Common Stock     988498101       1180000     20000      SOLE               X
ZIMMER HOLDINGS                     Common Stock     98956P102        202000      3800      SOLE               X